UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22669

AmericaFirst Quantitative Funds

(Exact name of registrant as specified in charter)

300 Harding Blvd., Suite 215

Roseville, CA 95678

(Address of principal executive offices) (Zip code)

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

(Name and address of agent for service)

Registrant's telephone number, including area code: 916-757-6862

Date of fiscal year end: June 30

Date of reporting period: June 30, 2018

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

AmericaFirst Quantitative Funds

* Management Recommended Vote

Registrant: AmericaFirst Quantitative Funds
Investment Company Act file number 811-2269
Reporting period 7/1/2017 - 6/30/2018

In all cases the funds have voted consistant with the recommendations of the Board of Directors which is our policy/procedures

Account	Company	Mtg Date
10039664319	Caesars Acquisition Co.	7/25/2017
10039664319	West Corporation	7/26/2017
10039664319	Proctor & Gamble Co.	10/10/2017
10039664319	Vanguard Total Intl Bd IDX-ETF	11/15/2017
10039664319	Aetna	3/13/2018
10039664319	Valero Energy Corp	5/3/2018
10039664319	Eastman Chemical	5/3/2018
10039664319	Marriott	5/4/2018
10039664319	JP Morgan Chase	5/15/2018
10039664319	Yum Brands	5/17/2018
10039664319	Wyndham Worldwide	5/17/2018
10039664319	Aetna	5/18/2018
10039664319	Insperity Inc.	5/21/2018
10039664319	Templeton Global	5/30/2018
10039664319	Templeton Global	5/30/2018
10039664319	Emcor	6/1/2018
10039664319	Advanced Emissions Solutions	6/19/2018
10039664319	Trinseo USA	6/20/2018
10039664319	Infosys	6/23/2018
10039664319	Kroger	6/28/2018
10039664319	Armstrong World Industries	7/12/2018
10039664327	CEMEX	4/5/2018
10039664327	Goodyear	4/9/2018
10039664327	Embraer	4/12/2018
10039664327	Huntsman Corp	5/3/2018
10039664327	Eastman Chemical	5/3/2018
10039664327	Cummings Inc.	5/8/2018
10039664327	Nucor Corp	5/10/2018
10039664327	Owens-Illinnois	5/10/2018
10039664327	Steel Dynamics	5/14/2018
10039664327	Intel	5/17/2018
10039664327	Loral Space	5/17/2018
10039664327	Royal Caribbean Cruises	5/20/2018

10039664335	Teva Pharmaceutical Industries	7/13/2017
10039664335	Proctor & Gamble Co.	10/10/2017
10039664335	Automatic Data Processsing, Inc	11/7/2017
10039664335	Sysco	11/17/2017
10039664335	Aetna	3/13/2018
10039664335	British American Tobacco	4/25/2018
10039664335	Cimpress	4/25/2018
10039664335	Cimpress NV	4/25/2018
10039664335	Bristol Meyers	5/1/2018
10039664335	Valero Energy Corp	5/3/2018
10039664335	BCE Inc.	5/3/2018
10039664335	Duke Energy	5/3/2018
10039664335	GCI Liberty	5/7/2018
10039664335	AMX	5/7/2018
10039664335	Ally Financial	5/8/2018
10039664335	Tupperware Brands	5/9/2018
10039664335	Idexx Laboratories	5/9/2018
10039664335	Telus Corp	5/10/2018
10039664335	Ford	5/10/2018
10039664335	Building America	5/10/2018
10039664335	Arrow Electronics	5/10/2018
10039664335	Pilgrim's Pride	5/10/2018
10039664335	Altria Group	5/11/2018
10039664335	FirstEnergy Corp	5/15/2018
10039664335	Newell Brands	5/15/2018
10039664335	Firstwenergy	5/15/2018
10039664335	Worldpay Inc.	5/16/2018
10039664335	Northrop Grumman Corp	5/16/2018
10039664335	Southwest Airelines	5/16/2018
10039664335	Macquarie Infrastuction corp	5/16/2018
10039664335	XCEL Energy	5/16/2018
10039664335	State Street	5/16/2018
10039664335	Kronos	5/16/2018
10039664335	Reliance Steel	5/16/2018
10039664335	Carters Inc	5/17/2018
10039664335	Intel	5/17/2018
10039664335	Two Harbors Investment CO	5/17/2018
10039664335	Aetna	5/18/2018
10039664335	Aegin N.V.	5/18/2018
10039664335	Tanger Factory Outlet	5/18/2018
10039664335	Newell Brands	5/21/2018
10039664335	Xenia Hotels	5/22/2018
10039664335	GAP	5/22/2018
10039664335	LCI	5/23/2018

10039664335	Morgan Stanley	5/24/2018
10039664335	White Mountains	5/24/2018
10039664335	McDonalds	5/24/2018
10039664335	Retail Properties of Amer	5/24/2018
10039664335	Steven Madden Inc	5/25/2018
10039664335	Walmart	5/30/2018
10039664335	Fidelity National Info Serv	5/30/2018
10039664335	Coca Cola Euppean Partners	5/31/2018
10039664335	Chimera Investment Corp	5/31/2018
10039664335	Total S.A.	6/1/2018
10039664335	Lyondellbasell Industries	6/1/2018
10039664335	Cognizant Technology Solutions	6/5/2018
10039664335	Cedar Fair L.P.	6/7/2018
10039664335	SilifN Holdings, Inc.	6/11/2018
10039664335	Santander Consumer USA Holdings	6/12/2018
10039664335	Biogen, Inc.	6/12/2018
10039664335	Toyota	6/14/2018
10039664335	Infosys	6/23/2018
10039664335	Talend S.A.	6/26/2018
10039664335	Kyovcera	6/26/2018
10039664335	Talend USA	6/26/2018
10039664335	Allegiant Travel Co	6/28/2018
10039664335	Changyou	7/6/2018
10039664343	Broadcom LMT	3/23/2018
10039664343	Canon Inc.	3/29/2018
10039664343	Federal Realty Inv. Trust	5/2/2018
10039664343	Axis Capital Holdings	5/2/2018
10039664343	Southwest Gas Holdings	5/3/2018
10039664343	CMS Energy	5/4/2018
10039664343	Ventas Inc	5/10/2018
10039664343	Motorola	5/14/2018
10039664343	Vectren Corp	5/16/2018
10039664343	Hasbro Inc.	5/17/2018
10039664343	B&G Foods	5/22/2018
10039664343	The Southern Co	5/23/2018
10039664343	Avalon Bay	5/23/2018
10039664343	Dick's sporting goods	6/13/2018
10039664343	BT Group	7/11/2018
10039664350	Proctor & Gamble Co.	10/10/2017
10039664350	Cambell Soup Company	11/15/2017
10039664350	Sysco	11/17/2017
10039664350	GW Pharmaceticals PLC	3/14/2018
10039664350	Molina Healthcare	5/2/2018

10039664350	Carters Inc	5/17/2018
10039664350	Brunker CO	5/21/2018
10039664350	Sketchers USA	5/22/2018
10039664350	B&G Foods	5/22/2018
10039664350	Illumina	5/23/2018
10039664350	Tivity Health	5/24/2018
10039664350	Raytheon	5/31/2018
10039664350	PRA Health Sciences	5/31/2018
10039664350	Iuluermon athletica	6/6/2018
10039664350	GIII Apparel Group	6/14/2018
10039664350	Five Below Inc.	6/19/2018
10039664368	Sysco	11/17/2017
10039664368	Brunker CO	5/21/2018
10039664368	HRG Group	6/12/2018
10039664368	HRG Group	7/13/2018
10039664392	Proctor & Gamble Co.	10/10/2017
10039664392	Sysco	11/17/2017
10039664392	Aetna	3/13/2018
10039664392	Marriott	5/4/2018
10039664392	MSCI	5/10/2018
10039664392	SBA Communications	5/17/2018
10039664392	Kansas City Southern	5/17/2018
10039664392	Yum Brands	5/17/2018
10039664392	Aetna	5/18/2018
10039664392	CSX	5/18/2018
10039664392	Fiserv	5/23/2018
10039664392	AON	6/22/2018

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AmericaFirst Quantitative Funds

By /s/Rick Gonsalves

* Rick Gonsalves

Chief Executive Officer

Date: August 30, 2018

*Print the name and title of each signing officer under his or her signature.